SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Numerators:
Allocation of net losses					$ 8,248,422			$ 3,789,813
Allocation of net income (loss)					$ 8,590,761			$ 4,094,161
Denominators:
Basic weighted average shares outstanding					150,146,187			150,146,187
Diluted weighted average shares outstanding					150,146,187			150,146,187
Earnings (loss) per share - basic					$ 0.05			$ 0.03
Earnings (loss) per share - diluted					$ 0.05			$ 0.03
Golden Star Acquisition Corporation [Member]
Numerators:
Allocation of net income (loss)	$ 248,075	$ 450,979	$ 1,198,563	$ 779,968		$ 1,499,586			$ (5,700)
Non Redeemable Shares [Member] | Golden Star Acquisition Corporation [Member]
Numerators:
Allocation of net losses						(5,247,650)			(5,700)
Accretion of temporary equity
Accretion of temporary equity- investment income earned
Allocation of net income (loss)						(5,247,650)			(5,700)
Redeemable Shares [Member] | Golden Star Acquisition Corporation [Member]
Numerators:
Allocation of net losses						(12,402,173)
Accretion of temporary equity						16,792,086
Accretion of temporary equity- investment income earned						2,357,323
Allocation of net income (loss)						$ 6,747,236
Nonredeemable [Member] | Golden Star Acquisition Corporation [Member]
Numerators:
Allocation of net losses	(157,273)	(104,279)	(561,870)	(5,828,416)
Accretion of temporary equity
Accretion of temporary equity- investment income earned
Allocation of net income (loss)	$ (157,273)	$ (104,279)	$ (561,870)	$ (5,828,416)
Denominators:
Basic weighted average shares outstanding	2,032,000	2,032,000	2,032,000	1,892,557		1,927,704	[1]		1,725,000	[1]
Diluted weighted average shares outstanding	2,032,000	2,032,000	2,032,000	1,892,557		1,927,704	[1]		1,725,000	[1]
Earnings (loss) per share - basic	$ (0.08)	$ (0.05)	$ (0.28)	$ (3.08)		$ (2.72)			$ (0.00)
Earnings (loss) per share - diluted	$ (0.08)	$ (0.05)	$ (0.28)	$ (3.08)		$ (2.72)			$ (0.00)
Redeemable [Member] | Golden Star Acquisition Corporation [Member]
Numerators:
Allocation of net losses	$ (200,721)	$ (354,097)	$ (1,363,071)	$ (11,597,767)
Accretion of temporary equity	150,000		928,204	16,792,086
Accretion of temporary equity- investment income earned	456,069	909,355	2,195,300	1,414,065
Allocation of net income (loss)	$ 405,348	$ 555,258	$ 1,760,433	$ 6,608,384
Denominators:
Basic weighted average shares outstanding	2,593,370	6,900,000	4,929,545	3,765,934		4,555,890
Diluted weighted average shares outstanding	2,593,370	6,900,000	4,929,545	3,765,934		4,555,890
Earnings (loss) per share - basic	$ 0.16	$ 0.08	$ 0.36	$ 1.75		$ 1.48
Earnings (loss) per share - diluted	$ 0.16	$ 0.08	$ 0.36	$ 1.75		$ 1.48

[1]	On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration. All share amounts and related information have been retroactively restated to reflect the share surrender.